Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 32,831	$ 30,057